Note 10 - Share-based Compensation - Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Forfeited, weighted average grant date fair value (in dollars per share)	$ 8.54
The 2017 Omnibus Incentive Plan [Member]
Outstanding, number of options (in shares)	2,667,338	1,939,049	149,700
Outstanding, weighted average exercise price (in dollars per share)	$ 12.77	$ 14.12	$ 23.61
Outstanding, weighted average remaining contractual term (Year)	7 years 10 months 2 days	8 years 9 months 25 days	9 years 4 months 17 days	8 years 8 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	615,407	1,134,672	1,791,943
Granted, weighted average exercise price (in dollars per share)	$ 3.94	$ 11.24	$ 13.32
Granted, weighted average grant date fair value (in dollars per share)	$ 2.98	$ 8.19	$ 8.21
Forfeited, number of options (in shares)	(1,212,306)	(307,883)	(2,594)
Forfeited, weighted average exercise price (in dollars per share)	$ 12.93	$ 14.52	$ 13.83
Forfeited, weighted average grant date fair value (in dollars per share)		$ 9.06	8.64
Exercised, number of options (in shares)		(98,500)
Exercised, weighted average exercise price (in dollars per share)		$ 16.13
Exercised, weighted average grant date fair value (in dollars per share)		$ 9.66
Exercised, average intrinsic value		$ 473
Canceled, number of options (in shares)	(60,000)
Canceled, weighted average exercise price (in dollars per share)	$ 10.81
Canceled, weighted average grant date fair value (in dollars per share)	7.81
Forfeited, weighted average exercise price (in dollars per share)	$ 12.93	$ 14.52	$ 13.83
Outstanding, number of options (in shares)	2,010,439	2,667,338	1,939,049	149,700
Outstanding, weighted average exercise price (in dollars per share)	$ 10.03	$ 12.77	$ 14.12	$ 23.61
Outstanding, average intrinsic value	$ 15
Exercisable, number of options (in shares)	877,152
Exercisable, weighted average exercise price (in dollars per share)	$ 11.13
Exercisable, weighted average remaining contractual term (Year)	7 years 8 months 1 day
Vested and expected to vest, number of options (in shares)	1,464,059
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 9.80
Vested and expected to vest, weighted average remaining contractual term (Year)	7 years 9 months 14 days
Vested and expected to vest, average intrinsic value	$ 15